INCOME TAXES (Details Narrative)			12 Months Ended
	Mar. 14, 2022 USD ($)	Mar. 14, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
[custom:AnnualTaxableIncome]	$ 141,052	¥ 1,000,000		¥ 1,000,000	$ 417,055	¥ 3,000,000
Income taxes paid			$ 1,585,805